Income taxes - Expense composition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
For current reporting year	$ 57.3	$ 25.9	$ 19.8
Adjustments recognized in the current period for income tax of prior periods	(9.8)	2.1	1.3
Total	47.5	28.0	21.1
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(2.6)	3.1	(0.1)
Adjustments recognized in the current period for income taxes of prior periods	2.7	(5.1)	0.9
Total	0.1	(2.0)	0.8
Income tax expense per consolidated statements of income and other comprehensive income	$ 47.6	$ 26.0	$ 21.9